UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 333-102850

Bertolet Capital Trust

(Exact name of registrant as specified in charter)

745 Fifth Avenue, Suite 2400

New York, NY 10151

(Address of principal executive offices)

 (Zip code)

John E. Deysher

745 Fifth Ave., Suite 2400

New York, NY 10151

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 605-7100

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Pinnacle Value Fund

ASTRONOVA

Ticker Symbol:ALOT	Cusip Number:04638F108
Meeting Date: 6/8/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	Against	Issuer	For	Against
3	auditor approval	For	Issuer	For	With

BARINGS PARTICIPATION

Ticker Symbol:MPV	Cusip Number:06761A103
Meeting Date: 4/23/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With

BENCHMARK ELECTRONICS

Ticker Symbol:BHE	Cusip Number:0816OH101
Meeting Date: 5/12/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	Against	Issuer	For	Against
3	auditor approval	For	Issuer	For	With

CULP INC.

Ticker Symbol:CULP	Cusip Number:230215105
Meeting Date: 9/30/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	executive compensation	Against	Issuer	For	Against

ETHAN ALLEN

Ticker Symbol:ETH	Cusip Number:297602104
Meeting Date: 11/12/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With
3	auditor approval	For	Issuer	For	With

FIRST ACCEPTANCE

Ticker Symbol:FACO	Cusip Number:318457108
Meeting Date: 6/4/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With

FREIGHTCAR AMERICA

Ticker Symbol:RAIL	Cusip Number:357023100
Meeting Date: 5/13/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compnsation	Against	Issuer	For	Against
3	auditor approval	For	Issuer	For	With

FRP HOLDINGS

Ticker Symbol:FRPH	Cusip Number:30292L107
Meeting Date: 5/3/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	executive compensation	For	Issuer	For	With

GENWORTH FINANCIAL

Ticker Symbol:GNW	Cusip Number:37247D106
Meeting Date: 5/20/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With
3	omnibus incentive plan	For	Issuer	For	With
4	auditor approval	For	Issuer	For	With

GETTY REALTY

Ticker Symbol:GTY	Cusip Number:374297109
Meeting Date: 4/27/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With
3	auditor approval	For	Issuer	For	With
4	omnibus incentive plan	For	Issuer	For	With

GRANITE CONSTRUCTION

Ticker Symbol:GVA	Cusip Number:387328107
Meeting Date: 6/2/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With
3	equity incentive plan	For	Issuer	For	With
4	auditor approval	For	Issuer	For	With

GULF ISLAND FABRICATION

Ticker Symbol:GIFI	Cusip Number:402307102
Meeting Date: 6/20/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With
3	auditor approval	For	Issuer	For	With

HAVERTY FURNITURE

Ticker Symbol:HVT	Cusip Number:419596101
Meeting Date: 5/10/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With
4	long term incentive plan	For	Issuer	For	With
5	auditor approval	For	Issuer	For	With

HAYNES INTERNATIONAL

Ticker Symbol:HAYN	Cusip Number:420877201
Meeting Date: 2/23/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	executive compensation	Against	Issuer	For	Against

HOOKER FURNITURE

Ticker Symbol:HOFT	Cusip Number:439038100
Meeting Date: 6/3/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	name change	For	Issuer	For	With
4	executive compensation	For	Issuer	For	With

HOPE BANCORP

Ticker Symbol:HOPE	Cusip Number:43940T109
Meeting Date: 5/20/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	executive compensation	For	Issuer	For	With

INDEPENDENCE HOLDING

Ticker Symbol:IHC	Cusip Number:453440307
Meeting Date: 11/10/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	executive compensation	For	Issuer	For	With
4	stock incentive plan	For	Issuer	For	With

KANSAS CITY LIFW

Ticker Symbol:KCLI	Cusip Number:484836200
Meeting Date: 4/22/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With

KIMBALL ELECTRONICS

Ticker Symbol:KE	Cusip Number:494283109`
Meeting Date: 11/10/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	executive compensation	For	Issuer	For	With

KIRBY CORP

Ticker Symbol:KEX	Cusip Number:497266106
Meeting Date: 4/7/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	executive compensation	For	Issuer	For	With
4	stock incentive plan	For	Issuer	For	With
5	non employee stock plan	For	Issuer	For	With

LSI INDUSTRIES

Ticker Symbol:LYTS	Cusip Number:50216C108
Meeting Date: 11/10/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	`executive compensation	Against	Issuer	For	Against

MERCURY GENERAL

Ticker Symbol:MCY	Cusip Number:589400100
Meeting Date: 5/12/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With
3	auditor approval	For	Issuer	For	With

NATIONAL SECURITY

Ticker Symbol:NSEC	Cusip Number:637546102
Meeting Date: 5/21/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	executive compensation	For	Issuer	For	With

OP BANCORP

Ticker Symbol:OPBK	Cusip Number:67109R109
Meeting Date: 6/24/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	equity incentive plan	For	Issuer	For	With
3	auditor approval	For	Issuer	For	With

PATRIOT TRANSPORATION

Ticker Symbol:PATI	Cusip Number:70338W105
Meeting Date: 2/3/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	executive compensation	Against	Issuer	For	Against

PCB BANCORP

Ticker Symbol:PCB	Cusip Number:69320M109
Meeting Date: 5/27/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With

POTLATCH DELTIC

Ticker Symbol:PCH	Cusip Number:737630103
Meeting Date: 5/3/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	executive compansation	For	Issuer	For	With

POWELL INDUSTRIES

Ticker Symbol:POWL	Cusip Number:739128106
Meeting Date: 2/17/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With

PREFORMED LINE CO.

Ticker Symbol:PLPC	Cusip Number:962149100
Meeting Date: 5/4/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With

SEACOR MARINE

Ticker Symbol:SMHI	Cusip Number:78413P101
Meeting Date: 6/8/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	Against	Issuer	For	Against
2	auditor approval	For	Issuer	For	With

SHOE CARNIVAL

Ticker Symbol:SCVL	Cusip Number:824889109
Meeting Date: 6/10/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With
3	auditor approval	For	Issuer	For	With

THE BUCKLE

Ticker Symbol:BKE	Cusip Number:118440106
Meeting Date: 6/7/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	management incentive plan	For	Issuer	For	With
4	restricted stock plan	For	Issuer	For	With

UNIVERSAL STAINLESS

Ticker Symbol:USAP	Cusip Number:913837100
Meeting Date: 5/5/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	Against	Issuer	For	Against
3	tax benefits preservation plan	For	Issuer	For	With
4	equity incentive plan	For	Issuer	For	With
5	employee stock purchase plan	For	Issuer	For	With
6	auditor approval	For	Issuer	For	With

WEYCO GROUP

Ticker Symbol:WEYS	Cusip Number:962149100
Meeting Date: 6/4/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With

WILLAIMS INDUSTRIAL SERVICES

Ticker Symbol:WLMS	Cusip Number:96951A104
Meeting Date: 6/15/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	executive compensation	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bertolet Capital Trust

By John E. Deysher

* John E. Deysher

President

Date: July 7, 2021

*Print the name and title of each signing officer under his or her signature.